As filed with the Securities and Exchange            Registration No. 333-01107
Commission on December 16, 1996                      Registration No. 811-2513


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                        POST-EFFECTIVE AMENDMENT NO. 3 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (Exact Name of Registrant)

                    Aetna Life Insurance and Annuity Company
                               (Name of Depositor)

            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RC4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (Check appropriate space):

     X        immediately upon filing pursuant to paragraph (b) of Rule 485
 --------
               on _______________________ pursuant to paragraph (b) of Rule 485
 --------

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on February 29, 1996.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET


                                                  LOCATION-PROSPECTUS DATED
                                                 AUGUST 22, 1996, AS AMENDED BY
                                                 SUPPLEMENTS DATED SEPTEMBER
                                                3, 1996, SEPTEMBER 13, 1996 AND
                                                     DECEMBER 16, 1996.
FORM N-4
ITEM NO.           PART A (PROSPECTUS)

   1   Cover Page...............................  Cover Page

   2   Definitions..............................  Definitions

   3   Synopsis.................................  Prospectus Summary; Fee Table
                                                  and as amended

   4   Condensed Financial Information..........  Not Applicable

   5   General Description of Registrant,
       Depositor, and Portfolio Companies........ The Company; Variable Annuity
                                                  Account C; The Funds and as
                                                  amended

   6   Deductions and Expenses..................  Charges and Fees During the
                                                  Accumulation Period as
                                                  amended

   7   General Description of Variable
       Annuity Contracts........................  Purchase; Miscellaneous

   8   Annuity Period...........................  Annuity Period

   9   Death Benefit............................  Death Benefit

   10  Purchases and Contract Value.............  Purchase; Determining
                                                  Individual Account Current
                                                  Value

   11  Redemptions..............................  Contract Rights; Additional
                                                  Withdrawal Options

   12  Taxes....................................  Tax Status

   13  Legal Proceedings........................  Miscellaneous - Legal
                                                  Proceedings and Legal
                                                  Matters

   14  Table of Contents of the Statement
       of Additional Information................  Statement of Additional
                                                  Information - Table of
                                                  Contents

FORM N-4           PART B (STATEMENT OF
ITEM NO.          ADDITIONAL INFORMATION)         LOCATION

   15  Cover Page...............................  Cover page

   16  Table of Contents........................  Table of Contents

   17  General Information and History..........  General Information and
                                                  History

   18  Services.................................  General Information and
                                                  History; Independent
                                                  Auditors

   19  Purchase of Securities Being Offered.....  Offering and Purchase of
                                                  Contracts

   20  Underwriters.............................  Offering and Purchase of
                                                  Contracts

   21  Calculation of Performance Data..........  Performance Data; General;
                                                  Average Annual Total
                                                  Return Quotations

   22  Annuity Payments.........................  Annuity Payments

   23  Financial Statements.....................  Financial Statements of the
                                                  Separate Account; Financial
                                                  Statements of Aetna Life
                                                  Insurance and Annuity Company

                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information are incorporated into Part A and Part B of this Post-Effective Amendment No. 3, respectively, by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996 and by reference to Supplements dated September 3, 1996 and September 13, 1996, as contained in Post-Effective Amendment Nos. 1 and 2, respectively, to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically August 30, 1996 and September 13, 1996.

                           VARIABLE ANNUITY ACCOUNT C
                    Aetna Life Insurance and Annuity Company

   Supplement dated December 16, 1996 to the Prospectus dated August 22, 1996

     Healthcare Retirement Plus and Voluntary Variable Annuity Contracts for
                  use with Tax-Deferred Annuity Plans (Section
             403(b)) and Defined Contribution Plans (Section 401(a))




The information in this supplement updates and amends the information contained in the Prospectus dated August 22, 1996 (the "Prospectus") and should be read with that Prospectus.




                                 CONTRACT LOANS



As of the date of this supplement the first sentence of the paragraph under the "Contract Loans" section on page 11 of the prospectus shall be amended to read as follows:



During the Accumulation Period, loans from the Individual Account are available from Contracts used with 403(b) plans, and from Contracts used with 401(a) plans to the extent provided in the Contract.






Form No. X01107.2                                                December 1996

                           VARIABLE ANNUITY ACCOUNT C
                    Aetna Life Insurance and Annuity Company

   Supplement dated December 16, 1996 to the Prospectus dated August 22, 1996

     Healthcare Retirement Plus and Voluntary Variable Annuity Contracts for
                  use with Tax-Deferred Annuity Plans (Section
             403(b)) and Defined Contribution Plans (Section 401(a))



The information in this supplement updates and amends the information contained in the Prospectus dated August 22, 1996 (the "Prospectus") and should be read with that Prospectus.





                 CHARGES AND FEES DURING THE ACCUMULATION PERIOD



The following sentence on page 12 of the prospectus has been modified to include the State of Texas.



The following schedule illustrates the withdrawal fee imposed if the Ten-Year Withdrawal Period is selected for Contracts issued in the states of Oregon and
Texas:





-----------------------------------------
Number of Years
Individual Account
Has Been Established             Fee
-------------------              --------
Less than 5                      5%
5 or more but less than 6        4%
6 or more but less than 7        3%
7 or more but less than 8        2%
8 or more but less than 9        1%
9 or more                        0%
-----------------------------------------






Form No. X01107.3                                                December 1996

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
 (a) Financial Statements:
     (1)      Included in Part A:
              None
     (2)      Included in Part B:
              Financial Statements of Variable Annuity Account C:
                 - Independent Auditors' Report
                 - Statement of Assets and Liabilities as of December 31, 1995
                 - Statement of Operations for the year ended December 31, 1995
                 - Statements of Changes in Net Assets for the years ended
                   December 31, 1995 and 1994
                 - Notes to Financial Statements
                 Financial Statements of the Depositor:
                 - Independent Auditors' Report
                 - Consolidated Statements of Income for the years ended
                   December 31, 1995, 1994 and 1993
                 - Consolidated Balance Sheets as of December 31, 1995 and 1994
                 - Consolidated Statements of Changes in Shareholder's Equity
                   for the years ended December 31, 1995, 1994 and 1993
                 - Consolidated Statements of Cash Flows for the years ended
                   December 31, 1995, 1994 and 1993
                 - Notes to Consolidated Financial Statements

 (b) Exhibits
     (1)      Resolution of the Board of Directors of Aetna Life Insurance
              and Annuity Company establishing Variable Annuity Account C(1)
     (2)      Not applicable
     (3.1)    Form of Broker-Dealer Agreement(2)
     (3.2)    Alternative Form of Wholesaling Agreement and Related Selling
              Agreement(2)
     (4.1)    Form of Group Combination Annuity Contract (Nonparticipating)
              (A001RP95)(3)
     (4.2)    Form of Group Combination Annuity Certificate (Nonparticipating)
              (A007RC95)(3)
     (4.3)    Form of Group Combination Annuity Contract (Nonparticipating)
              (A020RV95)(3)
     (4.4)    Form of Group Combination Annuity Certificate (Nonparticipating)
              (A027RV95)(3)
     (4.5)    Form of Endorsement for Exchanged Contracts (EINRP95)(3)
     (4.6)    Form of Endorsement for Exchanged Contracts (EINRV95)(3)
     (4.7)    Form of Endorsement for 401(a) Plans(3)
     (4.8)    Form of Endorsement (GET 9/96) for Contracts A001RP95 and
              A020RV95(4)
     (5)      Form of Variable Annuity Contract Application (300-MOP-IB)(5)

     (6)      Certification of Incorporation and By-Laws of Depositor(6)
     (7)      Not applicable
     (8.1) Fund Participation Agreement (Amended and Restated) between Aetna Life Insurance and Annuity
              Company, Alger American Fund and Fred Alger Management, Inc. dated March 31, 1995(2)
     (8.2) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(2)
     (8.3) Second Amendment dated January 1, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible
              Series) dated March 13, 1989 and amended December 27, 1993(7)
     (8.4) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund) dated February 1, 1994 and amended
              March 1, 1996(2)
     (8.5) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity Distributors Corporation
              (Variable Insurance Products Fund II) dated February 1, 1994 and amended March 1, 1996(2)
     (8.6) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(7)
     (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin Advisers, Inc. dated January 31, 1989(2)
     (8.8) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus Aspen Series dated April 19, 1994 and amended March 1, 1996(2)
     (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(2)
     (8.10) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Advisers Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989 and as assigned and modified on May 1, 1995(2)
     (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and August
              13, 1993(2)
     (8.12) Amendment dated as of February 20, 1996 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder Variable Life Investment Fund dated April 27, 1992 as amended February 19, 1993 and August 13, 1993(7)

     (8.13)   Fund Participation Agreement between Aetna Life Insurance and
              Annuity Company, Investors Research Corporation and TCI
              Portfolios, Inc. dated July 29, 1992 and amended December 22,
              1992 and June 1, 1994(2)
     (9)      Opinion of Counsel(8)
     (10.1)   Consent of Independent Auditors
     (10.2)   Consent of Counsel
     (11)     Not applicable
     (12)     Not applicable
     (13)     Computation of Performance Data(9)
     (14)     Not applicable
     (15.1)   Powers of Attorney(8)
     (15.2)   Authorization for Signatures(2)
     (27)     Financial Data Schedule(8)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
   33-75986), as filed electronically on April 22, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No.
   33-75986), as filed electronically on April 12, 1996.
3. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on February 21, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on
   August 6, 1996.
5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846), as filed on May 1, 1995.
6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996.
7. Incorporated by reference to Post -Effective Amendment No. 3 to Registration Statement on form N-4 (File No. 33-88720), as filed electronically on June 28, 1996.
8. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.
9. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on November 30, 1995.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*          Positions and Offices with Depositor

Daniel P. Kearney          Director and President

Timothy A. Holt            Director, Senior Vice President and Chief Financial
                           Officer

Christopher J. Burns       Director and Senior Vice President

Laura R. Estes             Director and Senior Vice President

Gail P. Johnson            Director and Vice President

John Y. Kim                Director and Senior Vice President

Shaun P. Mathews           Director and Vice President

Glen Salow                 Director and Vice President

Creed R. Terry             Director and Vice President

Deborah Koltenuk           Vice President and Treasurer, Corporate Controller

Frederick D. Kelsven       Vice President and Chief Compliance Officer

Kirk P. Wickman            Vice President, General Counsel and Secretary


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-01107), as filed electronically on August 2, 1996.

Item 27. Number of Contract Owners

     As of September 30, 1996, there were 592,685 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

     Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

     C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

     Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S.
Section 33-320a to the extent such coverage does not violate public policy.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter and investment adviser for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Series Fund, Inc., Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Investment Advisers Fund, Inc., Aetna Variable Portfolios, Inc., and Aetna GET Fund (all registered management investment companies under the 1940 Act). Additionally, ALIAC also acts as the principal underwriter and depositor for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act). ALIAC also acts as the principal underwriter for Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1995:

  (1)               (2)                (3)              (4)           (5)

Name of       Net Underwriting   Compensation on
Principal     Discounts and      Redemption or      Brokerage
Underwriter   Commissions        Annuitization      Commissions   Compensation*

Aetna Life
Insurance                          $1,830,629                     $74,341,006
and Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) P. 78,904 at 78,523 (November 22,
         1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement on Form N-4 (File No. 333-01107) and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-4 (File No. 333-01107) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 16th day of December, 1996.

                                      VARIABLE ANNUITY ACCOUNT C OF
                                      AETNA LIFE INSURANCE AND
                                      ANNUITY COMPANY
                                        (Registrant)

                                By:   AETNA LIFE INSURANCE AND
                                      ANNUITY COMPANY
                                        (Depositor)

                                 By:  Daniel P. Kearney*
                                      -------------------------------------
                                      Daniel P. Kearney
                                      President

     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-01107) has been signed by the following persons in the capacities and on the dates indicated.

Signature                      Title                                 Date

Daniel P. Kearney*             Director and President            )
--------------------------     (principal executive officer)
Daniel P. Kearney                                                )
                                                                 )
Timothy A. Holt*               Director and Chief Financial      )   December
-------------------------      Officer                           )   16, 1996
Timothy A. Holt
                                                                 )
Christopher J. Burns*          Director                          )
--------------------------
Christopher J. Burns                                             )
                                                                 )
Laura R. Estes*                Director                          )
--------------------------
Laura R. Estes                                                   )
                                                                 )
Gail P. Johnson*               Director                          )
--------------------------
Gail P. Johnson                                                  )
                                                                 )

John Y. Kim*                   Director                          )
--------------------------
John Y. Kim                                                      )
                                                                 )
Shaun P. Mathews*              Director                          )
--------------------------
Shaun P. Mathews                                                 )
                                                                 )
Glen Salow*                    Director                          )
--------------------------
Glen Salow                                                       )
                                                                 )
Creed R. Terry*                Director                          )
--------------------------
Creed R. Terry                                                   )
                                                                 )
Deborah Koltenuk*              Vice President and Treasurer,     )
--------------------------     Corporate Controller
Deborah Koltenuk                                                 )

By /s/ Julie E. Rockmore
   ----------------------------
   *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

Exhibit No.  Exhibit                                                    Page

99-B.1       Resolution of the Board of Directors of Aetna Life
             Insurance and Annuity Company establishing Variable
             Annuity Account C                                            *

99-B.3.1     Form of Broker-Dealer Agreement                              *

99-B.3.2     Alternative Form of Wholesaling Agreement and Related
             Selling Agreement                                            *

99-B.4.1     Form of Group Combination Annuity Contract
             (Nonparticipating) (A001RP95)                                *

99-B.4.2     Form of Group Combination Annuity Certificate
             (Nonparticipating) (A007RC95)                                *

99-B.4.3     Form of Group Combination Annuity Contract
             (Nonparticipating) (A020RV95)                                *

99-B.4.4     Form of Group Combination Annuity Certificate
             (Nonparticipating) (A027RV95)                                *

99-B.4.5     Form of Endorsement for Exchanged Contracts (EINRP95)        *

99-B.4.6     Form of Endorsement for Exchanged Contracts (EINRV95)        *

99-B.4.7     Form of Endorsement for 401(a) Plans                         *

99-B.4.8     Form of Endorsement (GET 9/96) for Contracts A001RP95 and
             A020RV95                                                     *

99-B.5       Form of Variable Annuity Contract Application (300-MOP-IB)   *

99-B.6       Certification of Incorporation and By-Laws of Depositor      *

99-B.8.1     Fund Participation Agreement (Amended and Restated)
             between Aetna Life Insurance and Annuity Company,
             Alger American Fund and Fred Alger Management, Inc.
             dated March 31, 1995                                         *

*Incorporated by reference

Exhibit No.  Exhibit                                                    Page

99-B.8.2     Fund Participation Agreement between Aetna Life Insurance
             and Annuity Company and Calvert Asset Management
             Company (Calvert Responsibly Invested Balanced Portfolio, formerly Calvert Socially Responsible Series) dated March
             13, 1989 and amended December 12, 1993                       *

99-B.8.3     Second Amendment dated January 1, 1996 to Fund
             Participation Agreement between Aetna Life Insurance
             and Annuity Company and Calvert Asset Management Company (Calvert Responsibly Invested Balanced Portfolio,
             formerly Calvert Socially Responsible Series) dated March
             13, 1989 and amended December 27, 1993                       *

99-B.8.4     Fund Participation Agreement between Aetna Life Insurance
             and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund) dated February 1, 1994
             and amended March 1, 1996                                    *

99-B.8.5     Fund Participation Agreement between Aetna Life Insurance
             and Annuity Company and Fidelity Distributors Corporation (Variable Insurance Products Fund II) dated February 1,
             1994 and amended March 1, 1996                               *

99-B.8.6 Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations
             Company dated as of November 1, 1995                         *

99-B.8.7     Fund Participation Agreement between Aetna Life Insurance
             and Annuity Company and Franklin Advisers, Inc. dated
             January 31, 1989                                             *

99-B.8.8     Fund Participation Agreement between Aetna Life Insurance
             and Annuity Company and Janus Aspen Series dated April
             19, 1994 and amended March 1, 1996                           *

99-B.8.9     Fund Participation Agreement between Aetna Life Insurance
             and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988
             and amended February 11, 1991                                *

*Incorporated by reference

Exhibit No.            Exhibit                                          Page

99-B.8.10    Fund Participation Agreement between Aetna Life Insurance
             and Annuity Company and Advisers Management Trust (now
             Neuberger & Berman Advisers Management Trust) dated April
             14, 1989 and as assigned and modified on May 1, 1995         *

99-B.8.11    Fund Participation Agreement between Aetna Life Insurance
             and Annuity Company and Scudder Variable Life Investment
             Fund dated April 27, 1992 and amended February 19, 1993
             and August 13, 1993                                          *

99-B.8.12    Amendment dated as of February 20, 1996 to Fund
             Participation Agreement between Aetna Life Insurance
             and Annuity Company and Scudder Variable Life Investment
             Fund dated April 27, 1992 as amended February 19, 1993
             and August 13, 1993.                                         *

99-B.8.13    Fund Participation Agreement between Aetna Life Insurance
             and Annuity Company, Investors Research Corporation and
             TCI Portfolios, Inc. dated July 29, 1992 and amended
             December 22, 1992 and June 1, 1994                           *

99-B.9       Opinion of Counsel                                           *

99-B.10.1    Consent of Independent Auditors
                                                                   ------------

99-B.10.2    Consent of Counsel
                                                                   ------------

99-B.13      Computation of Performance Data                              *

99-B.15.1    Powers of Attorney                                           *

99-B.15.2    Authorization for Signatures                                 *

27           Financial Data Schedule                                      *

*Incorporated by reference